Redeemable Convertible Preferred Stock - Summary of The Warrants Were Valued Using The Following Assumptions (Detail)	Jun. 30, 2021	Jun. 30, 2021 yr	Dec. 31, 2020	Dec. 31, 2020 yr	Dec. 31, 2019 yr
At Issuance Date [Member] | Common Stock Warrants [Member] | Expected volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input			0.80
At Issuance Date [Member] | Common Stock Warrants [Member] | Expected term (in years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input				5.00
At Issuance Date [Member] | Common Stock Warrants [Member] | Risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input			0.0220
At Issuance Date [Member] | Common Stock Warrants [Member] | Dividend yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input			0
At Issuance Date [Member] | Preferred B Warrants [Member] | Expected volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input			0.80
At Issuance Date [Member] | Preferred B Warrants [Member] | Expected term (in years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input				5.00
At Issuance Date [Member] | Preferred B Warrants [Member] | Risk-free interest rate [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input			0.0273
At Issuance Date [Member] | Preferred B Warrants [Member] | Risk-free interest rate [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input			0.0220
At Issuance Date [Member] | Preferred B Warrants [Member] | Dividend yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input			0
At Issuance Date [Member] | Preferred C-1 Warrants [Member] | Expected volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input			0.80
At Issuance Date [Member] | Preferred C-1 Warrants [Member] | Expected term (in years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input				3.75
At Issuance Date [Member] | Preferred C-1 Warrants [Member] | Risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input			0.0029
At Issuance Date [Member] | Preferred C-1 Warrants [Member] | Dividend yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input			0
Reporting Date [Member] | Preferred B Warrants [Member] | Expected volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.80		0.80		0.80
Reporting Date [Member] | Preferred B Warrants [Member] | Expected term (in years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0	2	0	2.00	4.00
Reporting Date [Member] | Preferred B Warrants [Member] | Risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.0025		0.0013		0.0166
Reporting Date [Member] | Preferred B Warrants [Member] | Dividend yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input			0		0
Reporting Date [Member] | Preferred C-1 Warrants [Member] | Expected volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.80		0.80		0.80
Reporting Date [Member] | Preferred C-1 Warrants [Member] | Expected term (in years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0	2	0	2.00	4.00
Reporting Date [Member] | Preferred C-1 Warrants [Member] | Risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.0025		0.0013		0.0166
Reporting Date [Member] | Preferred C-1 Warrants [Member] | Dividend yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input			0		0
Reporting Date [Member] | Preferred C-2 Warrants [Member] | Expected volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.80
Reporting Date [Member] | Preferred C-2 Warrants [Member] | Expected term (in years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0	2
Reporting Date [Member] | Preferred C-2 Warrants [Member] | Risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.0025